Short Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short Term Investments [Abstract]
Proceeds from sale of investment securities	$ 6,518	$ 3,666
Net realized gains	$ 134	$ 59